Deferred Revenue (Details) - Schedule of estimated revenue expected to be recognized in the future related to performance obligations - ZAR (R) R in Thousands	Feb. 28, 2022	Feb. 28, 2021
Maturities analysis
– within one year	R 218,148	R 161,110
– within two to four years	103,026	81,055
– over four years	5,230	4,600
Present value of amounts received in advance	R 326,404	R 246,765